Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles — 71.7%
Investment Partnerships — 49.1%
AG Asset Based Credit Evergreen Fund, LP						USD	N/A	$45,000,000	$46,902,991	[1,2,3]
AG Asset Based Credit Fund L.P.						USD	N/A	99,000,000	117,573,804	[1,2,3]
AG Essential Housing Fund II Holdings (DE), L.P.						USD	N/A	551,114	3,248,996	[1,2,3]
Ares Commercial Finance, LP						USD	N/A	53,841,899	64,804,269	[1,2,3]
Ares Priority Loan Co-Invest LP						USD	N/A	29,868,321	32,954,567	[1,2,3]
Ares Pathfinder Fund II (Offshore), LP						USD	N/A	8,156,792	8,898,840	[1,2,3]
Ares Special Opportunities Fund (Offshore), LP						USD	N/A	4,632,487	4,237,157	[1,2,3]
Ares Special Opportunities Fund II (Offshore), LP						USD	N/A	26,523,591	33,183,100	[1,2,3]
Balbec IGCF VI Annex Fund, L.P.						USD	N/A	7,500,000	7,500,000	[1,2,3]
Banner Ridge DSCO Fund I, LP						USD	N/A	9,385,391	19,091,793	[1,2,3]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	19,457,711	30,189,087	[1,2,3]
Banner Ridge Secondary Fund IV (Offshore), LP						USD	N/A	976,064	5,679,406	[1,2,3]
Banner Ridge Secondary Fund V (Offshore), LP						USD	N/A	92,851,664	158,716,717	[1,2,3]
Banner Ridge Secondary Fund VI (Offshore), LP						USD	N/A	—	1,901,097	[1,2,3]
Barings Capital Solutions Perpetual Fund (CA), LP						USD	409,884	41,422,764	46,211,150	[1,2,3]
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.						USD	N/A	22,076,589	26,508,264	[1,2,3]
Blue Owl First Lien Fund (Offshore), L.P.						USD	N/A	2,281,940	2,007,624	[1,2,3]
Blue Owl Real Estate Fund VI, LP						USD	N/A	15,938,844	17,810,033	[1,2,3]
BPC Opportunities Offshore Feeder Fund V LLC						USD	N/A	15,428,379	18,558,377	[1,2,3]
BPC Real Estate Debt Fund, LP						USD	N/A	64,062,415	75,501,001	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)						USD	N/A	106,662,882	112,124,622	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 6)						USD	N/A	150,000,000	151,550,222	[1,2,3]
BSP Pioneer Investors Feeder, L.P.						USD	N/A	46,023,247	52,743,291	[1,2,3]
Burford Advantage Feeder Fund A, LP						USD	N/A	861,360	1,648,555	[1,2,3]
Callodine Perpetual ABL Fund, LP						USD	N/A	97,717,483	87,799,010	[1,2,3]
Carlyle Credit Opportunities Fund II (Parallel), SCSp						USD	N/A	8,035,701	6,444,546	[1,2,3]
Carlyle Credit Opportunities Fund III (Parallel), SCSp						USD	N/A	9,147,504	9,345,128	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Comvest Special Opportunities Fund, L.P.						USD	N/A	$14,174,597	$15,751,276	[1,2,3]
Contingency Capital EG Fund (US) LP						USD	N/A	47,322,332	52,384,824	[1,2,3]
Contingency Capital Fund I-A, LP						USD	N/A	57,058,071	74,631,749	[1,2,3]
Corrum Capital Entertainment Lending II-B, LP						USD	N/A	67,965,425	69,015,255	[1,2,3]
Crestline PF Sentry Fund (US), LP						USD	N/A	28,539,771	26,851,162	[1,2,3]
D.E. Shaw Diopter International Fund II, L.P.						USD	N/A	13,641,267	13,904,726	[1,2,3]
D.E. Shaw Diopter International Fund, L.P.						USD	N/A	34,168,977	47,080,836	[1,2,3]
Dawson Evergreen 1 LP						USD	288,208	300,000,000	340,984,112	[1,2,3]
Dawson Portfolio Finance (Lux) SICAV						USD	3,000,000	150,000,000	159,966,359	[1,2,3]
EVP II LP						USD	N/A	31,303,840	51,507,435	[1,2,3]
Felicitas Secondary Fund II Offshore, LP						USD	N/A	10,470,663	10,958,284	[1,2,3]
Felicitas Secondary Fund III Offshore, LP						USD	N/A	30,922,819	35,854,004	[1,2,3]
Felicitas Tactical Opportunities Fund, LP						USD	N/A	13,004,730	20,026,602	[1,2,3]
FTAI Aircraft Leasing Offshore SPV (2025) L.P.						USD	N/A	37,500,000	39,363,373	[1,2,3]
GCF III Feeder LP						USD	N/A	9,568,518	9,643,684	[1,2,3]
Harvest Partners Structured Capital Fund III, L.P.						USD	N/A	15,280,637	18,052,462	[1,2,3]
Hayfin Healthcare Opportunities Fund (US Parallel), LP						USD	N/A	52,025,040	66,273,608	[1,2,3]
Hercules Evergreen Fund LP						USD	N/A	13,065,500	7,924,787	[1,2,3]
Hercules Private Global Venture Growth Fund I, L.P.						USD	N/A	182,992,177	197,064,190	[1,2,3]
HPS Asset Value Platform, L.P.						USD	N/A	42,838,639	44,040,494	[1,2,3]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	20,645,980	25,604,222	[1,2,3]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	37,039,541	43,932,397	[1,2,3]
HPS Specialty Loan Fund V-L, L.P.						USD	N/A	12,234,036	11,424,786	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp						USD	N/A	13,835,222	20,757,352	[1,2,3]
Indago Asset-Based Opportunities I LP						USD	N/A	9,509,248	9,923,889	[1,2,3]
InSolve Global Credit Feeder Fund VI, L.P.						USD	N/A	51,478,683	60,945,422	[1,2,3]
Jaffa Capital Fund, LP						USD	N/A	10,000,000	10,391,157	[1,2,3]
King Street Opportunistic Credit Evergreen Fund, L.P.						USD	N/A	100,000,000	112,507,165	[1,2,3]
LuminArx Opportunistic Alternative Solutions Offshore Fund LP						USD	N/A	22,715,610	24,549,658	[1,2,3]
Madison Realty Capital Debit Fund, IV LP						USD	N/A	14,173,657	15,063,038	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
NB Credit Opportunities II Cayman Feeder, LP						USD	N/A	$18,885,348	$24,759,322	[1,2,3]
North Wall Asset Backed Opportunities Feeder Fund I LP						EUR	N/A	78,177,078	98,818,897	[1,2,3,4]
NWEOF Feeder Fund II LP						EUR	N/A	27,870,400	40,059,860	[1,2,3,4]
NWEOF Feeder Fund III SCSp						EUR	N/A	2,625,904	3,003,505	[1,2,3,4]
OrbiMed RCO IV Offshore Feeder, LP						USD	N/A	23,691,624	22,624,793	[1,2,3]
Pathlight Capital Evergreen Fund, LP						USD	N/A	46,478,004	44,549,140	[1,2,3]
Pathlight Capital Fund II, LP						USD	N/A	13,809,507	13,660,091	[1,2,3]
Peachtree Credit Fund IV Q, L.P.						USD	5,000,000	49,676,393	52,782,622	[1,2,3]
Pennybacker Real Estate Credit II Pacific, LLC						USD	N/A	2,467,491	3,777,740	[1,2,3]
Pennybacker Real Estate Credit II, LP						USD	N/A	18,777,394	16,577,032	[1,2,3]
Peppertree Capital Fund VI QP, LP						USD	N/A	27,673,728	32,736,447	[1,2,3]
Peppertree Capital Fund VII QP, LP						USD	N/A	16,912,387	20,008,303	[1,2,3]
Pine Valley Capital Partners Evergreen Fund, L.P. (July 2025 Vintage)						USD	N/A	25,555,260	26,233,701	[1,2,3]
Pine Valley Capital Partners Evergreen Fund, LP						USD	N/A	27,498,022	28,703,411	[1,2,3]
PSC Credit IV (A) SCSp						USD	N/A	32,525,394	31,849,593	[1,2,3]
Raven Asset-Based Credit Fund II LP						USD	N/A	18,487,126	19,039,204	[1,2,3]
SC Lowy Strategic Investments IV (ASIA), LP						USD	N/A	22,340,761	22,432,795	[1,2,3]
Shamrock Capital Debt Opportunities Fund I, LP						USD	N/A	7,317,194	7,450,148	[1,2,3]
Sixth Street Growth Partners II (B), L.P.						USD	N/A	3,982,010	4,960,043	[1,2,3]
Sky Fund V Offshore, LP						USD	N/A	—	8,530,466	[1,2,3]
Sky Fund VI Offshore, LP						USD	N/A	21,980,109	25,969,611	[1,2,3]
Sound Point Strategic Capital Fund III, LP						USD	N/A	20,814,896	20,763,951	[1,2,3]
Specialty Loan Institutional Fund 2016-L, L.P.						USD	N/A	2,413,965	4,130,139	[1,2,3]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,124,963	2,932,095	[1,2,3]
Symbiotic Capital Life Science Credit Fund, L.P.						USD	N/A	12,077,688	12,543,038	[1,2,3]
Thompson Rivers LLC						USD	N/A	1,147,239	279,796	[1,2,3]
Thorofare Asset Based Lending Fund V, L.P.						USD	N/A	30,401,096	31,022,459	[1,2,3]
Tinicum L.P.						USD	N/A	8,258,123	11,120,409	[1,2,3]
Tinicum Tax Exempt, L.P.						USD	N/A	5,644,461	7,507,663	[1,2,3]
Vista Capital Solutions Fund-A, L.P.						USD	N/A	9,676,768	11,953,648	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Vista Credit Partners Fund IV-B, L.P.						USD	N/A	$7,921,499	$8,039,967	[1,2,3]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	887,225	[1,2,3]
VPC Legal Finance Fund, L.P.						USD	N/A	113,780,037	139,705,921	[1,2,3]
Waccamaw River LLC						USD	N/A	8,533,767	2,231,334	[1,2,3]
WhiteHawk Evergreen Fund, LP						USD	N/A	100,000,000	105,049,693	[1,2,3]
								3,236,404,758	3,686,206,017
Non-Listed Business Development Companies — 2.2%
Franklin BSP Capital Corp						USD	110,635	1,684,852	1,515,629	[1,2,3]
Redwood Enhanced Income Corp.						USD	1,988,166	28,275,000	21,522,645	[1,2,3]
Silver Point Specialty Lending Fund						USD	8,917,617	127,018,961	127,088,116	[1,2,3]
Stellus Private Credit BDC Feeder LP						USD	N/A	16,220,347	16,483,982	[1,2,3]
								173,199,160	166,610,372
Private Collateralized Fund Obligations — 1.2%
Alp CFO 2024, L.P. Class C		12.88%			10/15/2036	USD	18,000,000	18,000,000	18,772,920	[1,5,6,7]
Archer 2023 Finance, LLC, Class B		15.90% , 4.00% PIK	SOFR	800	12/28/2035	USD	33,483,732	32,169,968	32,528,492	[1,7,8,9,11]
Archer 2023 Finance, LLC, Class B		15.76% , 4.00% PIK	SOFR	800	12/28/2035	USD	3,270,136	3,242,822	3,277,003	[1,7,8,9]
Dawson Logan 2025-L5 - Class B		9.05%	SOFR	550	11/15/2040	USD	20,000,000	3,500,000	3,500,000	[1,7,8,11]
Dawson Logan 2025-L5 - Class C		12.30%	SOFR	875	11/15/2040	USD	40,000,000	7,000,000	7,000,000	[1,7,8,11]
Dawson Rated Fund 6-R2 Class C		13.54%	SOFR	915	12/15/2034	USD	20,741,921	11,569,766	11,553,172	[1,7,8,11]
Dawson Rated Fund 6-R2 Class C		12.73%	SOFR	915	12/15/2034	USD	21,708	21,708	21,691	[1,7,8]
Dawson Rated Fund 6-R3 Class C		12.83%	US Treasury	900	5/15/2035	USD	20,501,599	10,964,430	10,786,067	[1,7,8,11]
								86,468,694	87,439,345
Private Collateralized Loan Obligations — 1.8%
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.19%	SOFR	925	9/15/2038	USD	11,020,492	8,050,294	8,443,726	[1,7,8,11]
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.02%	SOFR	925	9/15/2038	USD	295,068	295,068	305,602	[1,7,8]
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.19%	SOFR	925	9/15/2038	USD	361,087	361,087	373,978	[1,7,8]
Experity Ventures SPV IV, LLC, Class C		17.50%			2/20/2030	USD	4,558,140	4,486,880	4,558,140	[1,7]
Guggenheim MM-C CLO					7/25/2035	USD	N/A	90,202,500	102,896,583	[1,2,3,6]
Prime Finance CMBS Opportunities Fund 4, L.P.						USD	N/A	15,226,492	18,574,089	[1,2,3]
								118,622,321	135,152,118

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Equity — 0.1%
Blue Owl Capital Technology Holdings II LLC, Class A1						USD	0.43	$233,216	$884,394	[1,7]
Blue Owl Capital Technology Holdings II LLC, Class A2						USD	0.80	58,607	230,946	[1,7]
Dawson Partners Evergreen (Aggregator) 1 LP						USD	N/A	20,173	584,732	[1,7]
Silver Point Specialty Credit Fund Management, LLC						USD	N/A	—	2,718,891	[1,7]
Stellus Private BDC Advisor, LLC						USD	N/A	—	915,684	[1,7]
								311,996	5,334,647
Special Purpose Vehicle for Asset Based Finance — 0.5%
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)						USD	N/A	5,242,498	3,798,048	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)						USD	N/A	20,108,879	20,652,268	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)						USD	N/A	10,250,000	10,519,721	[1,2,3]
Magenta Asset Co-Invest L.P.						USD	N/A	2,034,675	2,114,791	[1,2,3]
								37,636,052	37,084,828
Special Purpose Vehicle for Asset Pools — 1.2%
ACM Uprise Direct 2024 LLC (Participation in Membership Int)						USD	N/A	31,400,953	33,971,175	[1,7]
Indago Co-Invest I LP						USD	N/A	24,000,000	25,508,518	[1,2,3]
OWS Affirm Partnership Fund, LTD.						USD	30,000	30,000,000	31,189,710	[1,2,3]
								85,400,953	90,669,403
Special Purpose Vehicle for Common and Preferred Equity — 2.3%
Ares Insurance Partners, LP						USD	N/A	14,380,283	18,005,879	[1,2,3]
Boost Co-Invest LP						USD	N/A	6,760,019	9,461,049	[1,2,3]
Felicitas Diner Offshore, LP						USD	N/A	2,959,895	2,707,372	[1,2,3]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	38,073,300	54,156,216	[1,2,3]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	13,065,632	20,514,755	[1,2,3]
Miller Holdings LP ( Common Equity Portion) (Dawson)						USD	N/A	5,000,000	6,297,764	[1,2,3]
Miller Holdings LP ( Preferred Equity Portion) (Dawson)						USD	N/A	28,541,362	34,806,291	[1,2,3]
Sprinkler 2024 Co-Investment I (Feeder) SCSp						EUR	N/A	16,233,891	25,499,429	[1,2,3,4]
								125,014,382	171,448,755

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Common Equity — 1.0%
HPC Breeze Co-Invest (Onshore), L.P.						USD	N/A	$19,515,049	$19,515,049	[1,2,3]
KWOL Co-Invest, LP						USD	N/A	2,500,000	4,020,556	[1,2,3]
Magenta Co-Invest L.P.						USD	N/A	5,501,383	6,389,106	[1,2,3]
Marilyn Co-Invest, L.P.						USD	N/A	33,863,577	47,670,471	[1,2,3]
								61,380,009	77,595,182
Special Purpose Vehicle for Preferred Equity — 1.4%
CCOF Alera Aggregator, L.P.						USD	N/A	4,875,846	7,259,987	[1,2,3]
CCOF Sierra II, L.P.						USD	N/A	2,966,146	4,548,377	[1,2,3]
Chilly HP SCF Investor, LP						USD	N/A	3,017,701	3,875,879	[1,2,3]
CL Oliver Co-Invest I, L.P.						USD	N/A	—	52,965	[1,2,3]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	5,746,728	9,368,810	[1,2,3]
KINO Co-Invest Holdings, L.P						USD	1,500	14,550,000	18,091,717	[1,7]
LH Equity Investors, L.P.						USD	N/A	19,250,000	27,392,834	[1,2,3]
LuminArx Valence Co-Invest Offshore Fund LP						USD	N/A	9,936,909	11,231,102	[1,2,3]
Minerva Co-Invest, L.P.						USD	N/A	11,417,401	17,212,315	[1,2,3]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	837	27,731	[1,2,3]
VCSF Co-Invest 1-A, L.P.						USD	N/A	5,072,145	7,677,656	[1,2,3]
								76,833,713	106,739,373
Special Purpose Vehicle for Real Estate Loans — 4.7%
ACRE Credit Portfolio II, LP						USD	N/A	94,309,520	94,378,030	[1,2,3]
BP Holdings Cardinal LLC						USD	N/A	6,815,075	6,713,335	[1,7,13]
BP Holdings Emberglow, LLC						USD	N/A	1,601,954	1,653,895	[1,7,13]
BP Holdings Maize LLC						USD	N/A	31,554,857	33,505,839	[1,7,13]
BP Holdings RHO LLC						USD	N/A	12,268,074	13,953,924	[1,7,13]
BP Holdings Tau, LLC						USD	N/A	7,863,941	8,685,979	[1,7,13]
BP Holdings Zeta LP - Class A						USD	N/A	7,987,120	8,577,708	[1,2,3]
BP Holdings Zeta LP - Class B						USD	N/A	1,410,673	1,641,930	[1,2,3]
BP-HS Lot Option Joint Venture VI, LLC						USD	N/A	3,965,855	4,109,677	[1,7,13]
Northwind Healthcare Debt Fund II Feeder B LP						USD	N/A	22,500,000	20,837,663	[1,2,3]
PG Lending Fund I, LP						USD	N/A	127,695,387	131,719,734	[1,2,3]
Realterm Logistics Credit Fund Co-Investment, LLC						USD	N/A	13,904,087	14,060,757	[1,2,3]
SB DOF Speedway, LLC						USD	N/A	8,010,963	10,334,999	[1,7]
								339,887,506	350,173,470

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Senior Secured Loans — 5.7%
17Capital Co-Invest (B) SCSp						EUR	N/A	$5,144,050	$5,245,748	[1,2,3,4]
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	1,779,880	2,204,123	[1,2,3]
Crestline Nevermore Holdco, L.P.						USD	N/A	5,126,088	4,513,473	[1,2,3]
CW Credit Opportunity 2 LP						USD	N/A	26,110,684	28,887,909	[1,2,3]
EVP Credit SPV I LP						USD	N/A	17,022,619	17,896,626	[1,2,3]
Gramercy PG Feeder LP (Common Interests)						USD	N/A	10,477,594	17,666,097	[1,2,3]
Gramercy PG Feeder LP (Preferred Interests)						USD	N/A	5,450,422	6,755,615	[1,2,3]
Gramercy PG Holdings II, LP						USD	N/A	24,570,000	29,239,872	[1,2,3]
Gramercy PG Holdings LP						USD	N/A	1,924,701	2,054,270	[1,2,3]
Highlighter Coinvest, Lp						USD	N/A	9,897,587	9,632,491	[1,2,3]
LAC SPV I LLC						USD	N/A	29,600,000	30,417,447	[1,2,3]
Pine Valley Capital Co-Invest I, LP						USD	N/A	44,063,315	44,609,828	[1,2,3]
SC Life Science Credit Parallel Fund A, L.P.						USD	N/A	139,651,570	144,325,581	[1,2,3]
SC Opportunities Holding, L.P.						USD	N/A	39,675,000	40,232,414	[1,2,3]
Silver Point Select Overflow Fund, L.P.						USD	N/A	38,021,127	37,697,000	[1,2,3]
Symbiotic Capital EB Fund, L.P.						USD	N/A	3,977,217	4,557,227	[1,2,3]
								402,491,854	425,935,721
Special Purpose Vehicle for Subordinated Debt — 0.5%
CCOF III Nexus Co-Invest Aggregator, L.P.						USD	N/A	3,615,905	5,410,632	[1,2,3]
Cheval Blanc Co-Invest, L.P.						USD	N/A	14,649,107	16,714,885	[1,2,3]
Eiger Funding (PCC) Limited - Cell 18 - Yosemite						EUR	N/A	14,223,581	14,268,625	[1,2,3,4]
Milano Co-Invest, L.P.						USD	N/A	4,000,178	4,025,121	[1,2,3]
								36,488,771	40,419,263

Total Private Investment Vehicles								4,780,140,169	5,380,808,494

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans — 19.2%
Business Services — 0.3%
AR5 LLC	Revolver	0.40%			10/15/2028	USD	18,668,172	$(86,879)	$(43,399)[1,7,10]
AR5 LLC	Revolver	12.66%	SOFR	900	10/15/2028	USD	12,374,735	12,317,628	12,345,967	[1,7,8]
iCIMS, Inc.	First Lien Term Loan	10.11%	SOFR	625	8/18/2028	USD	7,000,000	6,934,651	6,974,869	[1,7,8]
P20 Parent, Inc.	First Lien Term Loan	11.17%	SOFR	750	7/12/2028	USD	4,850,000	4,800,195	4,777,359	[1,7,8]
								23,965,595	24,054,796
Communications — 0.4%
AMP Music Holdings LLC	First Lien Term Loan	11.00%			6/30/2027	USD	28,376,005	27,952,071	27,950,365	[1,7]
Consumer Discretionary — 3.6%
1959 Holdings, LLC	First Lien Term Loan	10.20%	SOFR	650	7/5/2030	USD	20,500,000	20,310,058	20,275,346	[1,7,8,13]
Allen Media, LLC	Revolver	11.58%	SOFR	785	9/23/2027	USD	20,000,000	15,056,322	15,146,936	[1,7,8,11,13]
Cipriani USA, Inc	Delayed Draw	13.00% , 8.00% PIK			9/30/2029	USD	15,605,227	12,187,780	12,447,332	[1,7,9,11,13]
Corbin Law Firm	Delayed Draw	12.07%			8/28/2027	USD	1,496,679	758,003	758,003	[1,7,11,13]
Corbin Law Firm	First Lien Term Loan	17.07%			8/28/2027	USD	8,777,869	8,777,869	8,777,869	[1,7,13,15]
Corbin Law Firm	First Lien Term Loan	12.07%			8/28/2027	USD	2,782,737	2,782,737	2,782,737	[1,7,13]
FS WhiteWater Borrower, LLC	Delayed Draw	0.75%			12/21/2029	USD	5,000,000	(100,000)	(100,000)[1,7,10]
GDYC Assets LLC	First Lien Term Loan	12.35%	SOFR	875	11/9/2030	USD	10,000,000	9,885,041	9,887,660	[1,7,8]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.42%	SOFR	850	4/7/2030	USD	3,000,000	2,962,432	2,108,580	[1,8,13]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.02%	SOFR	810	4/7/2028	USD	4,887,500	4,780,912	4,882,159	[1,7,8]
Jonas Catalog Holdings I LLC	Delayed Draw	11.00%			9/19/2029	USD	30,268,643	13,339,204	13,339,204	[1,7,11]
Keller Postman, LLC	First Lien Term Loan	15.71% PIK	SOFR	1,200	9/15/2028	USD	15,806,956	15,685,744	15,806,956	[1,7,8,9]
Lawn & Garden LLC	Revolver	11.45%	SOFR	750	10/21/2029	USD	2,495,455	2,146,167	2,145,545	[1,7,8,11]
Lawn & Garden LLC	Revolver	11.17%	SOFR	750	10/21/2029	USD	231,818	227,256	227,182	[1,7,8]
Lawn & Garden LLC	First Lien Term Loan	11.45%	SOFR	750	10/21/2029	USD	12,272,727	12,030,232	12,027,273	[1,7,8]
Mashantucket (Western) Pequot Tribe	First Lien Term Loan	11.98%	SOFR	806	6/30/2028	USD	20,000,000	19,554,986	19,468,000	[1,7,8]
MMXXV SP SPV, LLC	First Lien Term Loan	11.02%	SOFR	710	11/11/2026	USD	12,292,184	12,099,449	12,215,357	[1,7,8,13]
NKD Group GmbH	First Lien Term Loan	9.52%	EURIBOR	800	3/23/2026	EUR	1,288,462	1,342,398	1,512,579	[1,4,7,8]
Northern Tool & Equipment Company Inc	First Lien Term Loan	10.94%	SOFR	700	1/26/2029	USD	10,625,000	10,474,772	10,465,625	[1,7,8]
Penney Holdings, LLC	First Lien Term Loan	12.00%	SOFR	813	9/19/2030	USD	30,000,000	29,712,367	29,659,005	[1,7,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
PF Carrus Careers, LLC	Revolver	8.42%	SOFR	475	11/13/2031	USD	2,790,698	$897,144	$896,576	[1,7,8,11]
PF Carrus Careers, LLC	First Lien Term Loan	8.42%	SOFR	475	11/13/2031	USD	12,209,302	12,089,250	12,087,209	[1,7,8]
PF Carrus Careers, LLC	First Lien Term Loan	12.60%	SOFR	893	11/13/2031	USD	20,000,000	19,507,222	19,500,000	[1,7,8]
Spinrite Inc.	Revolver	0.50%			12/5/2030	USD	1,875,000	(36,955)	(37,500)[1,7,10]
Spinrite Inc.	First Lien Term Loan	11.26%	SOFR	750	12/5/2030	USD	13,125,000	12,865,369	12,862,500	[1,7,8]
Stonegate Pub Company Bidco Holdings	Second Lien Term Loan	13.67%	SONIA	937	10/31/2029	GBP	10,000,000	12,300,996	13,478,906	[1,4,7,8]
Velocity Capital (Luxembourg) S.A.R.L.	Revolver	0.50%			10/13/2030	EUR	1,990,000	(49,767)	(35,081)[1,4,7,10]
Velocity Capital (Luxembourg) S.A.R.L.	First Lien Term Loan	10.35%	EURIBOR	825	10/13/2030	EUR	7,960,000	9,154,348	9,214,479	[1,4,7,8]
Voyant Beauty, Inc	First Lien Term Loan	9.42%	SOFR	575	11/24/2030	USD	10,202,550	9,710,333	9,702,425	[1,7,8]
								270,451,669	271,502,862
Consumer Staples — 1.5%
Baxters North America Holdings, Inc.	First Lien Term Loan	10.70%	SOFR	688	5/31/2028	USD	5,889,006	5,807,558	5,900,219	[1,7,8]
Blazing Star Parent	First Lien Term Loan	10.82%	SOFR	700	8/28/2030	USD	28,818,750	28,135,124	28,098,281	[1,7,8]
Carrera Bidco Limited	First Lien Term Loan	7.35%	EURIBOR	525	11/15/2032	EUR	41,666,667	47,479,266	47,988,405	[1,4,7,8]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	11.03%	SOFR	725	4/11/2032	USD	8,357,285	8,125,407	8,125,257	[1,7,8]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	9.38%	EURIBOR	725	4/11/2032	EUR	7,625,260	8,403,597	8,712,605	[1,4,7,8]
GOJO Industries Holdings, Inc.	First Lien Term Loan	12.57%	SOFR	875	10/26/2028	USD	11,794,828	11,571,032	11,923,322	[1,7,8]
								109,521,984	110,748,089
Energy — 0.4%
Alliance Energy Services, LLC	First Lien Term Loan	11.59%	SOFR	775	4/11/2028	USD	17,000,000	16,657,058	16,829,147	[1,7,8]
KENE Acquisition, Inc.	Delayed Draw	1.00%			2/8/2031	USD	16,666,667	(83,025)	(83,333)[1,7,10]
KENE Acquisition, Inc.	Revolver	8.44%	SOFR	475	2/8/2031	USD	2,380,952	408,352	408,263	[1,7,8,11]
KENE Acquisition, Inc.	First Lien Term Loan	9.17%	SOFR	525	2/8/2031	USD	10,952,381	10,897,927	10,897,619	[1,7,8]
Knight Energy Services LLC	First Lien Term Loan	11.49%	SOFR	750	6/1/2028	USD	1,283,784	1,261,585	1,283,784	[1,7,8]
								29,141,897	29,335,480

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Financials — 4.4%
Apella Capital LLC	Delayed Draw	1.00%			3/1/2029	USD	5,647,945	$(56,141)	$(56,479)[1,7,10]
Apella Capital LLC	Revolver	0.50%			3/1/2029	USD	528,083	(5,218)	(5,281)[1,7,10]
Apella Capital LLC	First Lien Term Loan	10.20%	SOFR	650	3/1/2029	USD	2,823,972	2,796,020	2,795,733	[1,7,8]
Callodine Commercial Finance, LLC	First Lien Term Loan	10.29%	SOFR	650	6/3/2027	USD	131,014,400	131,014,400	131,014,400	[1,7,8]
Cerity Partners Equity Holding LLC	Delayed Draw	0.50%			7/28/2031	USD	4,587,156	(22,864)	(22,936)[1,7,10]
Cerity Partners Equity Holding LLC	Revolver	8.17%	SOFR	450	7/28/2031	USD	412,844	64,004	63,991	[1,7,8,11]
Clearco SPV V US LP	First Lien Term Loan	14.92%	SOFR	1,100	4/3/2027	USD	15,000,000	14,871,127	15,000,000	[1,7,8]
CVC Structured Solutions 2 LLC	Delayed Draw	12.75%	SOFR	875	9/3/2040	USD	40,000,000	1,903,752	1,898,653	[1,7,8,11]
Foundation Risk Partners, Corp.	Delayed Draw	8.42%	SOFR	475	10/29/2028	USD	1,245,909	1,205,626	1,258,368	[1,7,8]
Foundation Risk Partners, Corp.	First Lien Term Loan	8.42%	SOFR	475	10/29/2028	USD	2,665,909	2,602,254	2,692,568	[1,7,8]
Fundamental Partners IV LP	First Lien Term Loan	8.67%	SOFR	500	8/4/2030	USD	11,667,000	11,571,461	11,568,827	[1,7,8]
Fundamental Partners IV LP	Delayed Draw	8.67%	SOFR	500	8/4/2030	USD	23,333,000	23,144,749	23,136,663	[1,7,8]
Fundamental Partners IV LP	Delayed Draw	8.81%	SOFR	500	12/15/2026	USD	4,666,800	4,633,307	4,631,799	[1,7,8]
Fundamental Partners IV LP	Delayed Draw	10.42%	SOFR	675	12/15/2026	USD	7,000,200	6,950,525	6,947,698	[1,7,8]
Informativ, LLC	First Lien Term Loan	9.68%	SOFR	575	7/30/2027	USD	5,816,065	5,730,565	5,728,824	[1,7,8]
Kensington Private Equity Fund	Delayed Draw	16.50% , 13.50% PIK			3/30/2026	USD	5,930,000	5,862,851	5,923,520	[1,7,9,13]
Kensington Private Equity Fund	Second Lien Term Loan	16.50% , 13.50% PIK			3/30/2026	USD	3,200,000	3,195,224	3,196,503	[1,7,9,13]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.59%	SOFR	850	12/26/2027	USD	15,056,996	14,840,056	15,040,543	[1,7,8]
LP-PWP Credit Card ABS, LLC	Revolver	0.50%			6/1/2028	USD	2,054,902	—	—	[1,7,10]
LP-PWP Credit Card ABS, LLC	First Lien Term Loan	11.47%	SOFR	774	6/1/2028	USD	13,323,974	13,756,392	13,323,974	[1,7,8]
Oak Funding LLC	Delayed Draw	1.00%			12/2/2032	USD	4,444,444	(44,192)	(44,444)[1,7,10]
Oak Funding LLC	First Lien Term Loan	8.29%	SOFR	450	12/2/2032	USD	45,555,556	45,103,914	45,100,000	[1,7,8]
Pennybacker Real Estate Credit II Pacific, LLC	Promissory Note	11.59%			5/10/2031	USD	1,021,907	1,021,907	1,021,908	[1,7]
Rapyd Netherlands B.V.	First Lien Term Loan	14.86%	SOFR	1,100	8/31/2030	USD	15,000,000	14,864,193	14,850,000	[1,7,8]
Rapyd Netherlands B.V.	First Lien Term Loan	12.77%	SOFR	900	9/7/2030	USD	5,000,000	4,950,806	4,950,000	[1,7,8]
RCP Fund II Borrower, LLC	Delayed Draw	8.80%	SOFR		9/28/2029	USD	25,000,000	15,000,000	14,966,004	[1,7,11]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	6,298,055	6,080,514	6,241,372	[1,7,9]
								331,035,232	331,222,208

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Health Care — 2.4%
Alcami Corporation	Delayed Draw	10.83%	SOFR	710	12/21/2028	USD	273,140	$264,424	$272,842	[1,7,8]
Alcami Corporation	Revolver	10.83%	SOFR	710	12/21/2028	USD	508,806	108,121	107,565	[1,7,8,11]
Alcami Corporation	First Lien Term Loan	10.97%	SOFR	700	12/21/2028	USD	3,711,106	3,634,632	3,707,050	[1,7,8]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	3,448,276	(72,517)	(25,862)[1,7,10]
Artivion, Inc.	First Lien Term Loan	7.49%	SOFR	350	1/18/2030	USD	6,551,724	6,430,900	6,502,586	[1,7,8]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2031	USD	5,172,414	(75,941)	(38,793)[1,7,10]
Confluent Health, LLC	First Lien Term Loan	11.42%	SOFR	750	11/30/2028	USD	2,785,575	2,664,785	2,741,350	[1,7,8]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	442,623	(7,865)	(484)[1,7,10]
Exactcare Parent, Inc.	First Lien Term Loan	9.39%	SOFR	550	11/3/2029	USD	3,996,516	3,908,397	4,014,904	[1,7,8]
Genova Diagnostics, Inc	Delayed Draw	1.00%			12/23/2030	USD	1,354,839	(37,166)	(37,258)[1,7,10]
Genova Diagnostics, Inc	Revolver	0.50%			12/23/2030	USD	967,742	(26,484)	(26,613)[1,7,10]
Genova Diagnostics, Inc	First Lien Term Loan	10.67%	SOFR	675	12/23/2030	USD	12,677,419	12,330,026	12,328,790	[1,7,8]
Helium Acquirer Corporation	Delayed Draw	8.94%	SOFR	525	1/5/2029	USD	1,722,892	1,676,799	1,718,256	[1,7,8]
Helium Acquirer Corporation	Revolver	0.50%			1/5/2029	USD	293,190	—	(789)[1,7,10]
Helium Acquirer Corporation	First Lien Term Loan	8.94%	SOFR	525	1/5/2029	USD	2,135,575	2,092,352	2,129,828	[1,7,8]
Honor Technology, Inc.	First Lien Term Loan	11.16% 2.5% PIK	SOFR	500	5/30/2029	USD	15,489,983	15,418,982	15,432,670	[1,7,8,9,13]
Infucare RX Inc	Revolver	0.50%			11/5/2030	USD	800,000	(13,568)	(14,000)[1,7,10]
Infucare RX Inc	First Lien Term Loan	10.17% 1.75% PIK	SOFR	625	11/5/2030	USD	8,666,667	8,560,879	8,558,333	[1,7,8,9]
Meta Buyer LLC	Delayed Draw	1.00%			12/22/2031	USD	2,572,508	(21,390)	(21,437)[1,7,10]
Meta Buyer LLC	Revolver	0.50%			12/22/2031	USD	1,122,191	(9,238)	(9,280)[1,7,10]
Meta Buyer LLC	First Lien Term Loan	8.91%	SOFR	525	12/22/2031	USD	9,243,301	9,151,185	9,150,868	[1,7,8]
Moderna, Inc	Delayed Draw	0.50%			11/24/2030	USD	42,000,000	(1,039,167)	(1,050,000)[1,7,10]
Moderna, Inc	First Lien Term Loan	9.38%	SOFR	550	11/24/2030	USD	28,000,000	27,586,753	27,580,000	[1,7,8]
MoonLake Immunotherapeutics AG	Delayed Draw	8.20%	PRIME	145	4/1/2030	USD	45,000,000	11,051,030	10,978,154	[1,7,8,11,13]
Nader Upside 2 Sarl	First Lien Term Loan	11.75% PIK	EURIBOR	975	3/13/2028	EUR	4,531,095	4,878,720	5,198,409	[1,4,7,8,9]
National Resilience, LLC	Delayed Draw	1.00%			11/21/2030	USD	9,756,098	(173,506)	(175,610)[1,7,10]
National Resilience, LLC	First Lien Term Loan	11.99%	SOFR	825	11/21/2030	USD	10,243,902	9,939,245	9,936,585	[1,7,8]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	12.90%	SOFR	920	12/30/2027	USD	17,723,077	17,538,667	17,634,462	[1,7,8,13]
Orthodontic Partners, LLC	Delayed Draw	10.06%	SOFR	625	10/12/2027	USD	4,121,804	3,306,825	3,322,847	[1,7,8,11]
Orthodontic Partners, LLC	First Lien Term Loan	10.06%	SOFR	625	10/12/2027	USD	2,287,662	2,266,953	2,262,311	[1,7,8]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.12%	SOFR	543	12/21/2029	USD	6,143,293	6,077,524	6,087,487	[1,7,8,13]
Prolacta Bioscience, Inc.	First Lien Term Loan	12.69%	SOFR	900	12/21/2029	USD	1,981,707	1,959,854	1,963,705	[1,7,8,13]
Steward Health Care System Bridge Loan	First Lien Term Loan	10.50%			12/31/2027	USD	333,313	330,936	333,313	[1,7,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	227,926	$(5,708)	$(249)[1,7,10]
TerSera Therapeutics, LLC	First Lien Term Loan	9.42%	SOFR	575	4/4/2029	USD	2,716,632	2,665,940	2,713,664	[1,7,8]
United Digestive MSO Parent, LLC	Delayed Draw	9.40%	SOFR	575	3/30/2029	USD	594,662	576,888	594,012	[1,7,8]
United Digestive MSO Parent, LLC	Revolver	0.50%			3/30/2029	USD	297,500	—	(325)[1,7,10]
United Digestive MSO Parent, LLC	First Lien Term Loan	9.42%	SOFR	575	3/30/2029	USD	2,203,500	2,156,528	2,201,092	[1,7,8]
Vardiman Black Holdings, LLC	First Lien Term Loan	10.80% PIK	SOFR	700	3/18/2027	USD	4,107,916	4,078,720	3,641,792	[1,7,8,9]
Vardiman Black Holdings, LLC	Delayed Draw	10.80% PIK	SOFR	700	3/18/2027	USD	480,896	462,555	409,768	[1,7,8,9,11]
West Side Holdco LLC	First Lien Term Loan	12.71%	SOFR	900	8/2/2027	USD	12,974,442	12,896,775	13,623,164	[1,7,8,13]
Xeris Pharmaceuticals, Inc.	Delayed Draw	10.62%	SOFR	695	3/5/2029	USD	1,666,667	1,576,561	1,684,990	[1,7,8,13]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	10.62%	SOFR	695	3/5/2029	USD	3,333,333	3,317,782	3,369,980	[1,7,8,13]
								177,427,188	178,800,077
Industrials — 2.5%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK	PRIME		10/24/2028	USD	2,635,523	2,586,915	2,573,935	[1,7,9]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK	PRIME		10/24/2029	USD	1,275,297	1,251,662	1,245,495	[1,7,9]
California Municipal Finance Authority	Delayed Draw	12.25%	PRIME		12/2/2034	USD	10,000,000	9,822,684	10,111,200	[1]
Cedar Electronics Trading Corp	Delayed Draw	0.75%			12/29/2030	USD	7,500,000	(112,319)	(112,500)[1,7,10]
Cedar Electronics Trading Corp	First Lien Term Loan	9.73%	SOFR	600	12/29/2030	USD	49,500,000	48,758,429	48,757,500	[1,7,8]
Chambertin Capital Limited	First Lien Term Loan	10.74%	SONIA	675	6/20/2030	GBP	7,759,699	10,493,513	10,447,796	[1,4,7,8]
Cobham Holdings, Inc.	Revolver	8.85%	SOFR	500	1/9/2028	USD	468,750	59,567	67,191	[1,7,8,11]
Cobham Holdings, Inc.	First Lien Term Loan	9.13%	SOFR	500	1/9/2030	USD	4,417,969	4,328,746	4,388,551	[1,7,8]
DMT Solutions Global Corporation	First Lien Term Loan	11.79%	SOFR	800	8/30/2027	USD	6,909,412	6,809,399	6,877,705	[1,7,8]
FB FLL Aviation LLC	First Lien Term Loan	10.92%	SOFR	700	9/19/2028	USD	12,600,000	12,361,619	12,600,000	[1,7,8]
Fenix Topco, LLC	First Lien Term Loan	10.17%	SOFR	650	3/28/2029	USD	2,706,207	2,639,694	2,603,230	[1,7,8]
Fenix Topco, LLC	Delayed Draw	10.17%	SOFR	650	3/28/2029	USD	1,224,828	137,590	115,684	[1,7,8,11]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	10.82%	ARR CSA	700	3/31/2030	USD	5,675,461	5,574,380	5,669,259	[1,7,8]
NACSB Acquisition Holdings, Inc.	Delayed Draw	1.00%			1/29/2031	USD	5,478,451	(67,453)	(68,481)[1,7,10]
NACSB Acquisition Holdings, Inc.	First Lien Term Loan	12.25%			1/29/2031	USD	24,521,549	24,232,128	24,215,029	[1,7]
Panda Acquisition LLC	First Lien Term Loan	12.47%	SOFR	850	10/18/2028	USD	4,012,798	3,545,400	3,206,730	[1,7,8]
Pelican Power LLC	First Lien Term Loan	9.32%	SOFR	550	8/29/2030	USD	24,229,167	23,770,213	23,744,583	[1,7,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Penn TRGRP Holdings	Revolver	12.17%	SOFR	850	9/29/2030	USD	769,167	$408,765	$415,658	[1,7,8,11]
Penn TRGRP Holdings	First Lien Term Loan	11.42% 6.00% PIK	SOFR	775	9/29/2030	USD	5,312,920	5,236,143	5,261,915	[1,7,8,9]
Penn TRGRP Holdings	Delayed Draw	11.42% 6.00% PIK	SOFR	775	9/29/2030	USD	717,226	717,226	710,340	[1,7,8,9]
Starlight Inventory I, LLC	First Lien Term Loan	13.79%	SOFR	1,000	3/28/2026	USD	15,000,000	15,014,685	11,650,370	[1,7,8,13]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.25%	SOFR	525	12/28/2029	USD	2,442,031	2,397,988	2,433,508	[1,7,8]
SureWerx Purchaser III, Inc.	Revolver	0.50%			12/28/2028	USD	250,000	—	(823)[1,7,10]
SureWerx Purchaser III, Inc.	Delayed Draw	0.50%			12/28/2029	USD	250,000	(250)	(872)[1,7,10]
TecoStar Holdings, Inc.	First Lien Term Loan	11.92%	SOFR	800	7/7/2029	USD	6,120,838	6,023,859	6,089,082	[1,7,8]
The Arcticom Group, LLC	Delayed Draw	11.72% , 4.50% PIK	SOFR	800	12/22/2027	USD	4,547,057	4,401,532	4,458,726	[1,7,8,9,11]
The Arcticom Group, LLC	First Lien Term Loan	11.72% , 4.50% PIK	SOFR	800	12/22/2027	USD	1,666,497	1,647,408	1,648,030	[1,7,8,9]
								192,039,523	189,108,841
Materials — 0.1%
SintecMedia NYC, Inc.	Revolver	10.70%	SOFR	700	6/21/2029	USD	423,729	260,122	255,462	[1,7,8,11]
SintecMedia NYC, Inc.	First Lien Term Loan	10.69%	SOFR	700	6/21/2029	USD	4,416,102	4,328,041	4,265,483	[1,7,8]
Sunland Asphalt & Construction, LLC	Delayed Draw	11.02%	SOFR	700	6/16/2028	USD	734,766	711,111	741,302	[1,7,8]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	10.52%	SOFR	700	6/16/2028	USD	1,761,932	1,732,045	1,777,607	[1,7,8]
								7,031,319	7,039,854
Real Estate — 0.8%
185 Madison Avenue, LLC	First Lien Term Loan	9.73%	SOFR	600	12/24/2028	USD	45,000,000	44,664,546	44,662,500	[1,7,8]
GIEAG Projekt 320 GMBH	First Lien Term Loan	14.00% PIK			9/29/2027	EUR	25,698,000	8,370,135	8,337,490	[1,4,7,9,11]
One East Camelback, LLC	Delayed Draw	7.21%	SOFR	350	6/4/2027	USD	10,000,000	5,424,024	5,419,153	[1,7,8,11]
								58,458,705	58,419,143
Technology — 2.4%
Afiniti, Inc.	First Lien Term Loan	11.50% , 3.50% PIK	SOFR	750	12/3/2037	USD	1,135,295	1,134,486	1,128,384	[1,7,8,9,13]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK			12/3/2031	USD	1,590,605	1,590,098	1,461,758	[1,7,9,13]
ASG II, LLC	Delayed Draw	10.24%	SOFR	625	5/25/2028	USD	391,304	385,089	390,877	[1,7,8]
ASG II, LLC	First Lien Term Loan	10.24%	SOFR	625	5/25/2028	USD	2,608,696	2,583,405	2,605,845	[1,7,8]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	103,333	(1,162)	(1,250)[1,7,10]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	9.92%	SOFR	600	3/19/2031	USD	284,167	$280,713	$280,730	[1,7,8]
Azurite Intermediate Holdings, Inc.	Delayed Draw	9.92%	SOFR	600	3/19/2031	USD	645,833	637,881	638,022	[1,7,8]
Bluefin Holding, LLC	Revolver	0.25%			9/12/2029	USD	673,077	(15,284)	(2,665)[1,7,10]
Bluefin Holding, LLC	First Lien Term Loan	7.98%	SOFR	425	9/12/2029	USD	7,980,769	7,850,795	7,949,176	[1,7,8]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	400,000	(10,588)	(5,991)[1,7,10]
Bluesight, Inc.	First Lien Term Loan	9.19%	SOFR	550	7/17/2029	USD	4,600,000	4,508,260	4,531,103	[1,7,8]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2029	USD	385,633	(4,089)	(421)[1,7,10]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	295,276	(6,077)	(323)[1,7,10]
Coupa Holdings, LLC	First Lien Term Loan	9.34%	SOFR	550	2/27/2029	USD	4,265,103	4,180,349	4,260,442	[1,7,8]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	870,417	(15,219)	(7,472)[1,7,10]
Crewline Buyer, Inc.	First Lien Term Loan	10.71%	SOFR	675	11/8/2030	USD	8,641,713	8,473,783	8,567,527	[1,7,8]
Crusoe Energy Systems LLC	First Lien Term Loan	15.00%			7/25/2029	USD	4,283,155	4,283,155	4,283,155	[1,7]
Crusoe Energy Systems LLC	First Lien Term Loan	15.00%			11/13/2029	USD	3,994,327	3,994,327	3,994,327	[1,7]
Crusoe Energy Systems LLC	First Lien Term Loan	13.00%			11/13/2029	USD	3,290,619	3,290,619	3,290,619	[1,7]
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	937,500	(15,865)	(1,025)[1,7,10]
Einstein Parent, Inc.	First Lien Term Loan	10.36%	SOFR	650	1/22/2031	USD	9,062,500	8,902,112	9,052,597	[1,7,8]
Evergreen Services Group II, LLC	First Lien Term Loan	13.75% PIK	PRIME		4/5/2031	USD	11,342,615	11,222,860	11,247,330	[1,7,9]
Evergreen Services Group II, LLC	Delayed Draw	13.75% PIK	PRIME		4/5/2031	USD	6,228,505	6,164,745	6,176,182	[1,7,9]
Finastra USA, Inc.	First Lien Term Loan	11.11%	SOFR	725	9/13/2029	USD	2,467,440	2,432,881	2,492,115	[1,7,8]
Infinite Bidco LLC	First Lien Term Loan	10.14%	SOFR	625	3/2/2028	USD	4,862,500	4,788,641	4,848,285	[1,7,8]
Ion Finance Holdings	Delayed Draw	9.50%	EURIBOR	750	9/30/2031	EUR	757,161	791,810	888,863	[1,4,7,8]
Ion Finance Holdings	First Lien Term Loan	9.50%	EURIBOR	750	9/30/2031	EUR	7,042,839	7,365,130	8,267,884	[1,4,7,8]
Mercury Bidco LLC	First Lien Term Loan	9.42%	SOFR	575	5/31/2030	USD	4,500,431	4,443,617	4,474,098	[1,7,8]
Mercury Bidco LLC	Revolver	9.25%			5/31/2029	USD	408,163	(8,878)	(3,338)[1,7,10]
MGT Merger Target, LLC	Delayed Draw	8.92%	SOFR	500	4/10/2029	USD	221,345	219,131	221,103	[1,7,8]
MGT Merger Target, LLC	Revolver	10.75%	PRIME	550	4/10/2028	USD	496,552	425,655	426,492	[1,7,8,11]
MGT Merger Target, LLC	First Lien Term Loan	8.92%	SOFR	500	4/10/2029	USD	3,905,506	3,821,128	3,901,238	[1,7,8]
PracticeTek Purchaser LLC	Delayed Draw	9.67%	SOFR	575	8/30/2029	USD	1,934,161	65,345	87,915	[1,7,8,11]
PracticeTek Purchaser LLC	First Lien Term Loan	9.67%	SOFR	575	8/30/2029	USD	6,225,361	6,118,613	6,225,361	[1,7,8,13]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00% PIK	PRIME		8/30/2030	USD	2,291,993	2,255,706	2,291,993	[1,7,9,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Retained Vantage Data Centers Assets, LP	Delayed Draw	1.50%			12/5/2031	USD	118,750,000	$(2,053,687)	$(2,078,125)[1,7,10]
Retained Vantage Data Centers Assets, LP	First Lien Term Loan	9.50%			12/5/2031	USD	31,250,000	30,708,237	30,703,125	[1,7]
Trintech, Inc.	Revolver	9.42%	SOFR	550	7/25/2029	USD	595,752	154,379	160,994	[1,7,8,11]
Trintech, Inc.	First Lien Term Loan	9.42%	SOFR	550	7/25/2029	USD	7,589,055	7,436,136	7,471,599	[1,7,8]
User Zoom Technologies, Inc	First Lien Term Loan	11.15%	SOFR	750	4/5/2029	USD	5,000,000	4,906,675	4,994,536	[1,7,8]
VDC Powerup PTE. LTD.	First Lien Term Loan	10.07%	SOFR	575	5/20/2028	USD	33,333,333	32,848,478	32,666,667	[1,7,8]
Xactly Corporation	First Lien Term Loan	10.07%	SOFR	625	7/31/2027	USD	6,000,000	5,903,907	5,957,368	[1,7,8]
								182,037,297	183,837,100
Utilities — 0.4%
Silfab Inc.	Delayed Draw	10.48%	SOFR	650	11/18/2028	USD	8,000,000	7,846,566	7,945,936	[1,7,8]
Silfab Inc.	Delayed Draw	10.54%	SOFR	650	11/18/2028	USD	8,000,000	7,850,152	7,945,936	[1,7,8]
SL Energy Power Plant I, LLC	First Lien Term Loan	10.79%	SOFR	700	9/25/2027	USD	3,186,873	3,158,820	3,155,004	[1,7,8]
SL Energy Power Plant I, LLC	Delayed Draw	10.67%	SOFR	700	9/25/2027	USD	21,813,126	6,024,926	5,996,192	[1,7,8,11]
Terra Solar U.S., LLC	Delayed Draw	11.42%	SOFR	775	12/31/2027	USD	10,000,000	7,659,173	7,650,000	[1,7,8,11]
								32,539,637	32,693,068

Total Senior Secured Loans								1,441,602,117	1,444,711,883

Collateralized Loan Obligations — 1.0%
ABPCI Direct Lending Fund CLO III Ltd.		11.20%	SOFR	725	10/20/2037	USD	20,000,000	20,000,000	19,999,729	[1,5,6,7,8]
ABPCI Direct Lending Fund CLO XII Ltd.		12.09%	SOFR	825	7/29/2037	USD	16,080,000	16,080,000	16,079,183	[1,5,6,7,8]
ABPCI Direct Lending Fund CLO XV, Ltd.		12.44%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,024,973	[1,5,6,7,8]
ABPCI Direct Lending Fund CLO XV, Ltd.		10.24%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,175,949	[1,5,6,7,8]
ABPCI Private Funding I LLC		11.70%	SOFR	750	7/16/2036	USD	8,750,000	8,750,000	8,748,651	[1,5,6,7,8]
Barings Middle Market CLO 2023-II Ltd.		10.88%	SOFR	700	7/20/2034	USD	16,700,000	16,700,000	16,699,275	[1,5,6,7,8]
Barings Middle Market CLO Ltd. 2017-I		12.81%	SOFR	892	1/20/2034	USD	2,000,000	1,960,000	2,000,319	[1,5,6,7,8]
Barings Middle Market CLO Ltd. 2017-I		26.00%			1/20/2034	USD	2,905,983	2,869,011	1,487,282	*,1,5,6,12
Total Collateralized Loan Obligations								79,359,011	78,215,361

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Preferred Stocks — 0.9%
Communications — 0.2%
CCI Topco, Inc. - Series B		12.00% PIK				USD	50	$4,900,500	$4,900,500	[1,7,9]
Stonepeak Xenith Holdings PTE. Limited - A2						USD	942,396,386	9,423,964	9,423,964	[1,7]
								14,324,464	14,324,464
Energy — 0.0%
Service Compression Holdings, LLC - Junior Preferred						USD	40,919	135,094	139,534	[1,7]
Financials — 0.2%
GTCR Everest Topco, Inc. - Series A		13.25% PIK				USD	15,000	14,625,000	15,000,000	[1,7,9]
Health Care — 0.2%
Healthcare Litigation Trust Interests – Class A-1		10.00% PIK				USD	N/A	3,010,699	3,010,699	[1,7,9,13]
Healthcare Litigation Trust Interests – Class A-2 Bridge		10.00% PIK				USD	N/A	1,150,486	1,150,486	[1,7,9,13]
Healthcare Litigation Trust Interests - Class A-2 DIP		10.00% PIK				USD	N/A	3,643,020	3,643,020	[1,7,9,13]
Jayhawk Intermediate, LLC		13.00% PIK				USD	2,500	2,425,000	2,500,000	[1,7,9,14]
FINThrive Software Preferred Intermediate Holdings, Inc.		11.00% PIK				USD	3,260	3,162,200	1,457,220	[1,7,9]
SDB Holdco, LLC		6.00% PIK				USD	1,765,938	515,371	—	[1,7,9]
								13,906,776	11,761,425
Industrials — 0.1%
FSG Acquisition, LLC		12.25% PIK				USD	3,750,000	3,656,250	3,750,000	[1,7,9]
Pollen, Inc. - Series H-1		8.36% PIK				USD	108,305	3,359,435	4,224,978	[1,7,9]
Pollen, Inc. - Series H-2		7.53% PIK				USD	64,983	1,856,902	2,112,597	[1,7,9]
								8,872,587	10,087,575
Technology — 0.2%
GS Holder, Inc. - 2022-1		15.45% PIK				USD	5,000	4,850,000	5,000,000	[1,7,9]
Mandolin Technology Holdings, Inc. - Series A		10.50% PIK				USD	3,500	3,395,000	3,487,708	[1,7,9]
RSK Holdings, Inc. - Series B		14.63% PIK				USD	3,000	2,940,000	3,000,000	[1,7,9]
RSK Holdings, Inc. - Series C		13.75% PIK				USD	1,071	1,050,000	1,071,429	[1,7,9]
								12,235,000	12,559,137

Total Preferred Stocks								64,098,921	63,872,135

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Asset-Backed Securities — 0.2%
Nectar 2 SPC S.R.L. Class J2		10.00%			12/31/2032	EUR	10,459,927	$11,680,543	$12,292,780	[1,4,7]
Total Asset-Backed Securities								11,680,543	12,292,780

Common Stocks — 0.1%
Communications — 0.0%
Stonepeak Xenith Holdings PTE. Limited - A2						USD	1,929	1,929	1,929	[1,7]
Financials — 0.0%
Barings BDC, Inc.						USD	126,753	1,291,135	1,163,593	[1]
Health Care — 0.1%
Emerald Holdco US L.P. - Class A-3						USD	3,958,334	3,992,815	5,581,251	[1,7]
SDB Holdco, LLC - Class A						USD	3,639,628	—	—	[1,7]
								3,992,815	5,581,251
Materials — 0.0%
Comar Aggregator Co, LLC - Class B						USD	2,130	—	—	[1,7]
Total Common Stocks								5,285,879	6,746,773

Subordinated Debt — 0.0%
Financials — 0.0%
OTR Midco, LLC		12.00%			5/13/2026	USD	2,000,000	2,000,000	2,000,000	[1,7]
Total Subordinated Debt								2,000,000	2,000,000

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value
Warrants — 0.0%
Energy — 0.0%
Service Compression Holdings, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	78,495	**	$—	$56,992	[1,7]
Financials — 0.0%
CTF Clear Finance Technology Corp.
Exercise Price: $0.01
Expiration Date: 10/3/2035						USD	25,228,521	**	—	—	[1,7]
Rapyd Financial Network (2016) Ltd.
Exercise Price: $0.01
Expiration Date: 3/13/2035						USD	39,518	**	—	1,485,086	[1,7]
Rapyd Financial Network (2016) Ltd.
Exercise Price: $0.01
Expiration Date: 3/13/2036						USD	13,274	**	—	—	[1,7]
									—	1,485,086
Health Care — 0.0%
Honor Technology, Inc.
Exercise Price: $3.16
Expiration Date: 5/30/2034						USD	296,546	**	—	—	[1,7]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	43,860	**	—	267,247	[1,7]
									—	267,247
Total Warrants									—	1,809,325

Short-Term Investments — 4.1%
State Street Institutional U.S. Government Money Market Fund		3.74%				USD	310,300,062		310,300,062	310,300,062	[1,16]
Total Short-Term Investments									310,300,062	310,300,062
Total Investments — 97.2%									6,694,466,702	7,300,756,813
Other Assets Less Liabilities — 2.8%										210,923,856
Net Assets — 100.0%										$7,511,680,669

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BDC – Business Development Company

EFFR - Effective Federal Funds Rate

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

GBP – Pound Sterling

LLC – Limited Liability Company

LP – Limited Partnership

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

US – United States

USD – United States Dollar

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.

[1]	As of December 31, 2025 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $7,300,756,813 as of December 31, 2025. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.
[2]	Investment valued using net asset value per share as practical expedient.
[3]	These securities are restricted, the total value of these securities is $5,143,332,516, which represents 68.47% of total net assets of the Fund.
[4]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $96,988,281, which represents 1.3% of total net assets of the Fund.
[6]	Callable.
[7]	Value was determined using significant unobservable inputs.
[8]	Floating rate security. Rate shown is the rate effective as of period end.
[9]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[10]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[11]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[12]	Variable rate security. Rate shown is the rate in effect as of period end.
[13]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.
[14]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[15]	Step rate security.
[16]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2025 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$5,144,050
ACRE Credit Portfolio II, LP	7/21/2025	94,309,520
AG Asset Based Credit Evergreen Fund, LP	7/7/2025	45,000,000
AG Asset Based Credit Fund L.P.	9/13/2023	99,000,000
AG Essential Housing Fund II Holdings (DE), L.P.	3/23/2022	551,114
Ares Commercial Finance, LP	7/25/2023	53,841,899
Ares Insurance Partners, LP	12/31/2024	14,380,283
Ares Pathfinder Fund II (Offshore), LP	8/31/2023	8,156,792
Ares Priority Loan Co-Invest LP	1/25/2023	29,868,321
Ares Special Opportunities Fund (Offshore), LP	12/29/2023	4,632,487
Ares Special Opportunities Fund II (Offshore), LP	11/7/2022	26,523,591
Balbec IGCF VI Annex Fund, L.P.	12/12/2025	7,500,000
Banner Ridge DSCO Fund I, LP	6/30/2023	9,385,391
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	19,457,711
Banner Ridge Secondary Fund IV (Offshore), LP	6/30/2021	976,064
Banner Ridge Secondary Fund V (Offshore), LP	5/31/2023	92,851,664
Banner Ridge Secondary Fund VI (Offshore), LP	10/13/2025	—
Barings Capital Solutions Perpetual Fund (CA), LP	12/12/2024	41,422,764
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	3/2/2022	22,076,589
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	1,779,880
Blue Owl First Lien Fund (Offshore), L.P.	7/1/2022	2,281,940
Blue Owl Real Estate Fund VI, LP	1/31/2023	15,938,844
Boost Co-Invest LP	1/25/2024	6,760,019
BP Holdings Zeta LP - Class A	11/29/2023	7,987,120
BP Holdings Zeta LP - Class B	11/29/2023	1,410,673
BPC Opportunities Offshore Feeder Fund V LLC	4/17/2025	15,428,379
BPC Real Estate Debt Fund, LP	6/7/2023	64,062,415
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	9/1/2023	5,242,498
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	12/12/2023	20,108,879
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)	3/22/2024	10,250,000
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)	5/9/2024	106,662,882
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 6)	4/14/2025	150,000,000
BSP Pioneer Investors Feeder, L.P.	9/29/2025	46,023,247
Burford Advantage Feeder Fund A, LP	1/28/2022	861,360
Callodine Perpetual ABL Fund, LP	10/3/2022	97,717,483
Carlyle Credit Opportunities Fund II (Parallel), SCSp	12/14/2021	8,035,701
Carlyle Credit Opportunities Fund III (Parallel), SCSp	12/10/2024	9,147,504
CCOF Alera Aggregator, L.P.	4/25/2023	4,875,846
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	3,615,905
CCOF Sierra II, L.P.	7/29/2022	2,966,146
Cheval Blanc Co-Invest, L.P.	2/25/2025	14,649,107
Chilly HP SCF Investor, LP	2/9/2022	3,017,701
CL Oliver Co-Invest I, L.P.	6/28/2023	—
Comvest Special Opportunities Fund, L.P.	2/3/2022	14,174,597

Security	First Acquisition Date	Cost
Contingency Capital EG Fund (US) LP	8/29/2024	$47,322,332
Contingency Capital Fund I-A, LP	11/28/2022	57,058,071
Corrum Capital Entertainment Lending II-B, LP	8/29/2025	67,965,425
Crestline Nevermore Holdco, L.P.	12/7/2023	5,126,088
Crestline PF Sentry Fund (US), LP	8/14/2023	28,539,771
CW Credit Opportunity 2 LP	6/27/2024	26,110,684
D.E. Shaw Diopter International Fund II, L.P.	5/1/2025	13,641,267
D.E. Shaw Diopter International Fund, L.P.	10/20/2022	34,168,977
Dawson Evergreen 1 LP	5/28/2024	300,000,000
Dawson Portfolio Finance (Lux) SICAV	9/16/2025	150,000,000
Eiger Funding (PCC) Limited - Cell 18 - Yosemite	12/22/2025	14,223,581
EVP Credit SPV I LP	7/17/2025	17,022,619
EVP II LP	11/30/2023	31,303,840
Felicitas Diner Offshore, LP	12/28/2022	2,959,895
Felicitas Secondary Fund II Offshore, LP	9/10/2021	10,470,663
Felicitas Secondary Fund III Offshore, LP	1/31/2025	30,922,819
Felicitas Tactical Opportunities Fund, LP	10/26/2022	13,004,730
Franklin BSP Capital Corp	11/30/2021	1,684,852
FTAI Aircraft Leasing Offshore SPV (2025) L.P.	11/7/2025	37,500,000
GCF III Feeder LP	9/2/2025	9,568,518
Gramercy PG Feeder LP (Common Interests)	3/22/2024	10,477,594
Gramercy PG Feeder LP (Preferred Interests)	3/22/2024	5,450,422
Gramercy PG Holdings II, LP	8/20/2024	24,570,000
Gramercy PG Holdings LP	9/5/2025	1,924,701
Guggenheim MM-C CLO	7/26/2023	90,202,500
Harvest Partners Structured Capital Fund III, L.P.	9/22/2021	15,280,637
Hayfin Healthcare Opportunities Fund (US Parallel), LP	6/29/2022	52,025,040
Hercules Evergreen Fund LP	10/30/2025	13,065,500
Hercules Private Global Venture Growth Fund I, L.P.	8/6/2021	182,992,177
Highlighter Coinvest, Lp	11/26/2025	9,897,587
HPC Breeze Co-Invest (Onshore), L.P.	12/30/2025	19,515,049
HPS Asset Value Platform, L.P.	2/7/2025	42,838,639
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	38,073,300
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	13,065,632
HPS Mint Co-Invest Fund, L.P.	5/25/2022	5,746,728
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	20,645,980
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	37,039,541
HPS Specialty Loan Fund V-L, L.P.	7/30/2021	12,234,036
ICG LP Secondaries Fund I (Feeder) SCSp	12/29/2023	13,835,222
Indago Asset-Based Opportunities I LP	6/13/2025	9,509,248
Indago Co-Invest I LP	1/30/2025	24,000,000
InSolve Global Credit Feeder Fund VI, L.P.	2/18/2025	51,478,683
Jaffa Capital Fund, LP	7/1/2025	10,000,000
King Street Opportunistic Credit Evergreen Fund, L.P.	1/31/2023	100,000,000
KWOL Co-Invest, LP	11/30/2023	2,500,000
LAC SPV I LLC	9/29/2025	29,600,000
LH Equity Investors, L.P.	9/3/2025	19,250,000
LuminArx Opportunistic Alternative Solutions Offshore Fund LP	1/31/2025	22,715,610
LuminArx Valence Co-Invest Offshore Fund LP	12/11/2024	9,936,909
Madison Realty Capital Debit Fund, IV LP	9/29/2023	14,173,657
Magenta Asset Co-Invest L.P.	4/30/2024	2,034,675
Magenta Co-Invest L.P.	3/5/2024	5,501,383
Marilyn Co-Invest, L.P.	1/14/2022	33,863,577
Milano Co-Invest, L.P.	4/1/2024	4,000,178
Miller Holdings LP ( Common Equity Portion) (Dawson)	3/12/2025	5,000,000
Miller Holdings LP ( Preferred Equity Portion) (Dawson)	3/12/2025	28,541,362
Minerva Co-Invest, L.P.	2/11/2022	11,417,401
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	837

Security	First Acquisition Date	Cost
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	$18,885,348
North Wall Asset Backed Opportunities Feeder Fund I LP	12/19/2024	78,177,078
Northwind Healthcare Debt Fund II Feeder B LP	11/4/2025	22,500,000
NWEOF Feeder Fund II LP	6/21/2024	27,870,400
NWEOF Feeder Fund III SCSp	6/10/2025	2,625,904
OrbiMed RCO IV Offshore Feeder, LP	12/30/2022	23,691,624
OWS Affirm Partnership Fund, LTD.	6/25/2025	30,000,000
Pathlight Capital Evergreen Fund, LP	12/30/2022	46,478,004
Pathlight Capital Fund II, LP	6/30/2021	13,809,507
Peachtree Credit Fund IV Q, L.P.	11/18/2024	49,676,393
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	2,467,491
Pennybacker Real Estate Credit II, LP	5/6/2022	18,777,394
Peppertree Capital Fund VI QP, LP	9/30/2025	27,673,728
Peppertree Capital Fund VII QP, LP	9/30/2025	16,912,387
PG Lending Fund I, LP	11/26/2024	127,695,387
Pine Valley Capital Co-Invest I, LP	3/6/2025	44,063,315
Pine Valley Capital Partners Evergreen Fund, L.P. (July 2025 Vintage)	10/9/2025	25,555,260
Pine Valley Capital Partners Evergreen Fund, LP	11/13/2024	27,498,022
Prime Finance CMBS Opportunities Fund 4, L.P.	8/28/2025	15,226,492
PSC Credit IV (A) SCSp	4/16/2025	32,525,394
Raven Asset-Based Credit Fund II LP	9/21/2021	18,487,126
Realterm Logistics Credit Fund Co-Investment, LLC	9/2/2025	13,904,087
Redwood Enhanced Income Corp.	6/30/2022	28,275,000
SC Life Science Credit Parallel Fund A, L.P.	8/9/2024	139,651,570
SC Lowy Strategic Investments IV (ASIA), LP	12/22/2025	22,340,761
SC Opportunities Holding, L.P.	7/16/2025	39,675,000
Shamrock Capital Debt Opportunities Fund I, LP	7/28/2021	7,317,194
Silver Point Select Overflow Fund, L.P.	11/13/2024	38,021,127
Silver Point Specialty Lending Fund	5/12/2025	127,018,961
Sixth Street Growth Partners II (B), L.P.	8/1/2022	3,982,010
Sky Fund V Offshore, LP	3/31/2023	—
Sky Fund VI Offshore, LP	4/15/2024	21,980,109
Sound Point Strategic Capital Fund III, LP	12/2/2025	20,814,896
Specialty Loan Institutional Fund 2016-L, L.P.	1/22/2024	2,413,965
Sprinkler 2024 Co-Investment I (Feeder) SCSp	3/10/2025	16,233,891
Stellus Private Credit BDC Feeder LP	1/31/2022	16,220,347
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,124,963
Symbiotic Capital EB Fund, L.P.	3/7/2024	3,977,217
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	12,077,688
Thompson Rivers LLC	6/30/2021	1,147,239
Thorofare Asset Based Lending Fund V, L.P.	7/29/2022	30,401,096
Tinicum L.P.	3/31/2023	8,258,123
Tinicum Tax Exempt, L.P.	3/31/2023	5,644,461
VCSF Co-Invest 1-A, L.P.	8/2/2023	5,072,145
Vista Capital Solutions Fund-A, L.P.	3/24/2023	9,676,768
Vista Credit Partners Fund IV-B, L.P.	12/4/2024	7,921,499
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
VPC Legal Finance Fund, L.P.	9/29/2022	113,780,037
Waccamaw River LLC	8/4/2021	8,533,767
WhiteHawk Evergreen Fund, LP	1/31/2024	100,000,000
		$4,562,134,478

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
EUR	State Street	USD	January 30, 2026	35,521,611	$41,315,145	$41,806,361	$491,216
EUR	State Street	USD	February 27, 2026	15,558,944	18,261,280	18,334,018	72,738
EUR	State Street	USD	March 31, 2026	2,877,963	3,401,766	3,396,668	(5,098)
GBP	State Street	USD	February 27, 2026	43,403	57,273	58,497	1,224
					63,035,464	63,595,544	560,080

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at December 31, 2025	Unrealized Appreciation (Depreciation)
EUR	State Street	USD	January 30, 2026	(112,883,920)	$(131,536,456)	$(132,856,191)	$(1,319,735)
EUR	State Street	USD	February 27, 2026	(92,760,794)	(108,026,876)	(109,305,492)	(1,278,616)
EUR	State Street	USD	March 31, 2026	(93,208,045)	(110,204,885)	(110,007,252)	197,633
GBP	State Street	USD	January 30, 2026	(6,369,470)	(8,459,032)	(8,585,349)	(126,317)
GBP	State Street	USD	February 27, 2026	(6,412,873)	(8,463,458)	(8,643,063)	(179,605)
GBP	State Street	USD	March 31, 2026	(6,369,470)	(8,587,167)	(8,583,498)	3,669
					(375,277,874)	(377,980,845)	(2,702,971)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(312,242,410)	$(314,385,301)	$(2,142,891)

EUR – Euro

GBP - British Pound

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates and is organized as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager” or “Cliffwater”) of the Fund. The Investment Manager is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The tax-free reorganization was accomplished at the close of business on June 30, 2021. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund offers two separate share classes (“Shares”): Class D Shares and Class I Shares.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and, to a lesser extent, fund interests or direct investments in equity or other security types.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund include the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of December 31, 2025:

Subsidiary	Date of Inception	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CELF SPV LLC (“CLCE SPV”)	July 1, 2021	$4,615,335,031	61.44%
CELF SPV Holdings (PP) LLC (“CLCE HOLD”)	July 1, 2021	3,942,593	0.05%
CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”)	June 24, 2022	5,353,920	0.07%
CELF HOLDINGS (D1) LLC (“CLCE HLD1”)	March 31, 2023	20,751,948	0.28%
CELF HOLDINGS (D2) LLC (“CLCE LF2”)	June 30, 2023	24,868,158	0.33%
CELF SPV HOLDINGS 1 LLC (“CLCE SPV1”)	February 9, 2024	138,438	0.00%
CELF HOLDINGS (D3) LLC (“CLCE HLD3”)	April 12, 2024	-	0.00%
CELF HOLDINGS (D4) LLC (“CLCE HLD4”)	May 31, 2024	1,266,103	0.02%
MOHAWK RIVER FUNDING LLC ("CLCE MHWK")	September 16, 2024	3,629,666	0.05%
CELF HOLDINGS (D7) LLC ("CLCE LF7")	October 9, 2024	49,661,469	0.66%
CELF HOLDINGS (D6) LLC ("CLCE LF6")	November 19, 2024	21,016,671	0.28%
CELF HOLDINGS (D9) LLC (“CLCE LF9”)	February 14, 2025	2,580,046	0.03%
CELF HOLDINGS (D13) LLC (“CLCE LF13”)	February 19, 2025	55,062	0.00%
CELF HOLDINGS (D8) LLC ("CLCE LF8")	May 1, 2025	396,535	0.01%
CELF HOLDINGS (D11) LLC ("CLCE LF11")	May 13, 2025	18,489,727	0.25%
CELF HOLDINGS (D10) LLC ("CLCE LF10")	June 24, 2025	12,335,035	0.16%
CELF HOLDINGS (D20) LLC (“CLCE LF20”)	August 26, 2025	1,653,895	0.02%
CELF HOLDINGS (D12) LLC (“CLCE LF12”)	September 2, 2025	40,147,818	0.53%
CELF HOLDINGS (D19) LLC (“CLCE LF19”)	September 3, 2025	1,381,057	0.02%
CELF HOLDINGS (D14) LLC (“CLCE LF14”)	September 30, 2025	49,676,950	0.66%
CELF SPLITTER LLC (“CLCE SPLT”)	November 25, 2025	5,650,988	0.08%
CELF HOLDINGS (D18) LLC (“CLCE LF18”)	December 23, 2025	9,154,617	0.12%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2025.

CLCE SPV, CLCE LF2, CLCE HLD4, CLCE MHWK, CLCE LF7, CLCE LF6, CLCE LF9, CLCE LF13, CLCE BOPP, CLCE LF8, CLCE LF11, CLCE LF10, CLCE LF20, CLCE LF12, CLCE SPLT and CLCE LF18 are disregarded entities for income tax purposes. CLCE HOLD, CLCE HLD2, CLCE HLD1, CLCE SPV1, CLCE HLD3, CLCE LF19, and CLCE LF14 are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the fluctuations of foreign exchange rates. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign exchange contracts. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of December 31, 2025, the Fund had 4 outstanding forward currency contracts purchased long and 6 outstanding forward currency contracts sold short, with total notional value of $54,001,921 and $(318,004,572), respectively.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of December 31, 2025, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $498,831,541, $493,268,774, and $136,850, respectively.

Portfolio Company	Investment Type	Principal Amount
Alcami Corporation	Revolver	$400,685
Allen Media, LLC	Revolver	4,478,064
Apella Capital LLC	Delayed Draw	5,647,945
Apella Capital LLC	Revolver	528,083
AR5 LLC	Revolver	18,668,172
Archer 2023 Finance, LLC, Class B	Private Collateralized Fund Obligations	1,025,556
Artivion, Inc.	Delayed Draw	5,172,414
Artivion, Inc.	Delayed Draw	3,448,276
Azurite Intermediate Holdings, Inc.	Revolver	103,333
Bluefin Holding, LLC	Revolver	673,077
Bluesight, Inc.	Revolver	400,000
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.	Private Collateralized Loan Obligations	2,970,198
Cedar Electronics Trading Corp	Delayed Draw	7,500,000
Cerity Partners Equity Holding LLC	Delayed Draw	4,587,156
Cerity Partners Equity Holding LLC	Revolver	346,789
Cipriani USA, Inc	Delayed Draw	3,157,895
Cobham Holdings, Inc.	Revolver	398,438
Corbin Law Firm	Delayed Draw	738,676
Coupa Holdings, LLC	Delayed Draw	385,633
Coupa Holdings, LLC	Revolver	295,276
Crewline Buyer, Inc.	Revolver	870,417
CVC Structured Solutions 2 LLC	Delayed Draw	37,801,347
Dawson Logan 2025-L5 - Class B	Private Collateralized Fund Obligations	16,500,000
Dawson Logan 2025-L5 - Class C	Private Collateralized Fund Obligations	33,000,000
Dawson Rated Fund 6-R2 Class C	Private Collateralized Fund Obligations	9,172,155
Dawson Rated Fund 6-R3 Class C	Private Collateralized Fund Obligations	9,537,169
Einstein Parent, Inc.	Revolver	937,500
Exactcare Parent, Inc.	Revolver	442,623

Portfolio Company	Investment Type	Principal Amount
Fenix Topco, LLC	Delayed Draw	$1,062,537
FS WhiteWater Borrower, LLC	Delayed Draw	5,000,000
Genova Diagnostics, Inc	Delayed Draw	1,354,839
Genova Diagnostics, Inc	Revolver	967,742
GIEAG Projekt 320 GMBH	First Lien Term Loan	21,139,969
Helium Acquirer Corporation	Revolver	293,190
Infucare RX Inc	Revolver	800,000
Jonas Catalog Holdings I LLC	Delayed Draw	16,929,439
KENE Acquisition, Inc.	Delayed Draw	16,666,667
KENE Acquisition, Inc.	Revolver	1,960,784
Lawn & Garden LLC	Revolver	300,000
LP-PWP Credit Card ABS, LLC	Revolver	2,054,902
Mercury Bidco LLC	Revolver	408,163
Meta Buyer LLC	Delayed Draw	2,572,508
Meta Buyer LLC	Revolver	1,122,191
MGT Merger Target, LLC	Revolver	69,517
Moderna, Inc	Delayed Draw	42,000,000
MoonLake Immunotherapeutics AG	Delayed Draw	33,750,000
NACSB Acquisition Holdings, Inc.	Delayed Draw	5,478,451
National Resilience, LLC	Delayed Draw	9,756,098
Oak Funding LLC	Delayed Draw	4,444,444
One East Camelback, LLC	Delayed Draw	4,480,847
Orthodontic Partners, LLC	Delayed Draw	753,279
Penn TRGRP Holdings	Revolver	346,125
PF Carrus Careers, LLC	Revolver	1,866,215
PracticeTek Purchaser LLC	Delayed Draw	1,846,246
RCP Fund II Borrower, LLC	Delayed Draw	10,000,000
Retained Vantage Data Centers Assets, LP	Delayed Draw	118,750,000
SintecMedia NYC, Inc.	Revolver	152,542
SL Energy Power Plant I, LLC	Delayed Draw	15,598,804
Spinrite Inc.	Revolver	1,875,000
SureWerx Purchaser III, Inc.	Delayed Draw	250,000
SureWerx Purchaser III, Inc.	Revolver	250,000
Terra Solar U.S., LLC	Delayed Draw	2,000,000
TerSera Therapeutics, LLC	Revolver	227,926
The Arcticom Group, LLC	Delayed Draw	37,941
Trintech, Inc.	Revolver	425,537
United Digestive MSO Parent, LLC	Revolver	297,500
Vardiman Black Holdings, LLC	Delayed Draw	16,561
Velocity Capital (Luxembourg) S.A.R.L.	Revolver	2,338,700
		$498,831,541

Borrowing, Use of Leverage

On July 19, 2024, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Barings Finance LLC as joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as amended effective December 11, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $1,575,000,000. Under the Facility, the Fund has received a term loan in the amount of $250,000,000 (“Term Loan”) and may borrow up to an additional $1,325,000,000 on a revolving basis (the “Revolving Loan”). The Facility may be increased from time to time in an aggregate of up to $3,000,000,000 on an uncommitted basis. The Revolving Loan and the Term Loan mature on August 23, 2030.

In connection with the Facility, the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount. The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of December 31, 2025.

3. Fair Value of Investments

Fair value – Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2025:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$12,219,780	$1,432,492,103	$—	$1,444,711,883
Private Investment Vehicles	—	—	237,475,978	5,143,332,516	5,380,808,494
Collateralized Loan Obligations	—	1,487,282	76,728,079	—	78,215,361
Preferred Stocks	—	—	63,872,135	—	63,872,135
Common Stocks	1,163,593	—	5,583,180	—	6,746,773
Subordinated Debt	—	—	2,000,000	—	2,000,000
Asset-Backed Securities		—	12,292,780	—	12,292,780
Warrants	—	—	1,809,325	—	1,809,325
Short-Term Investments	310,300,062	—	—	—	310,300,062
Total Investments, at fair value	$311,463,655	$13,707,062	$1,832,253,580	$5,143,332,516	$7,300,756,813
Other Financial Instruments[1]
Forward Contracts	$—	$766,480	$—	$—	$766,480
Total Assets	$311,463,655	$14,473,542	$1,832,253,580	$5,143,332,516	$7,301,523,293
Liabilities
Other Financial Instruments[1]
Forward Contracts	$—	$2,909,371	$—	$—	$2,909,371
Total Liabilities	$—	$2,909,371	$—	$—	$2,909,371

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2025:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2025	$1,007,170,536	$286,453,384	$58,368,832	$57,515,128	$6,095,834
Purchases	1,895,273,243	209,039,973	62,779,734	14,324,464	1,929
Sales/Paydowns	(1,461,674,784)	(263,921,248)	(44,474,673)	(21,000,051)	-
Realized gains (losses)	8,604,226	(75,118)	467,219	6,310,077	-
Original issue discount and amendment fees	(223,016)	-	332,041	-	-
Accretion	2,885,833	11,899	31,905	-	-
Change in Unrealized appreciation (depreciation)	(1,638,555)	5,967,088	(1,371,034)	(1,071,663)	(514,583)
Transfers In1	-	-	2,081,337	7,794,180	-
Transfers Out[2]	(17,905,380)	-	(1,487,282)	-	-
Balance as of December 31, 2025	$1,432,492,103	$237,475,978	$76,728,079	$63,872,135	$5,583,180
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2025	(240,127)	8,237,491	(59,414)	(649,581)	(514,583)

	Subordinated Debt	Asset- Backed Securities	Warrants	Total
Balance as of April 1, 2025	$9,001,761	$-	$229,675	$1,424,835,150
Purchases	58,866	12,033,590	-	2,193,511,799
Sales/Paydowns	(5,043,476)	-	-	(1,796,114,232)
Realized gains (losses)	(2,031,369)	(353,047)	-	12,921,988
Original issue discount and amendment fees	-	-	-	109,025
Accretion	-	-	-	2,929,637
Change in Unrealized appreciation (depreciation)	14,218	612,237	1,579,650	3,577,358
Transfers In1	-	-	-	9,875,517
Transfers Out[2]	-	-	-	(19,392,662)
Balance as of December 31, 2025	$2,000,000	$12,292,780	$1,809,325	$1,832,253,580
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2025	-	612,237	1,579,650	8,965,673

[1]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.
[2]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.